Document and Entity Information Document	Nov. 20, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 20, 2020
Entity Registrant Name	BEAZER HOMES USA, INC.
Entity Central Index Key	0000915840
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-12822
Entity Tax Identification Number	54-2086934
Entity Address, Address Line One	1000 Abernathy Road
Entity Address, Address Line Two	Suite 260
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	770
Local Phone Number	829-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	BZH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false